Restricted cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Restricted cash.
Restricted cash	¥ 12,031	$ 1,720	¥ 17,031
Additional amount subject to potential restriction	¥ 20,000